Emerge EMPWR Sustainable Select Growth Equity ETF
Schedule of Investments
October 31, 2022 (Unaudited)
1
Shares Value
Common Stocks – 98.4%
Consumer Discretionary – 13.2%
Amazon.com, Inc.* ............................................................ 224 $ 22,947
Lowe's Cos., Inc. .............................................................. 90 17,545
TJX Cos., Inc. (The) ........................................................... 319 23,000
63,492
Consumer Staples – 4.5%
Walmart, Inc. ................................................................. 152 21,634
Energy – 4.6%
Cheniere Energy Partners LP .................................................... 369 22,188
Financials – 5.1%
MSCI, Inc. ................................................................... 52 24,381
Health Care – 14.4%
Danaher Corp. ................................................................ 85 21,392
Novocure Ltd* ................................................................ 120 8,479
ResMed, Inc. ................................................................. 82 18,343
US Physical Therapy, Inc. ....................................................... 234 20,779
68,993
Industrials – 11.8%
CACI International, Inc., Class A* ................................................. 72 21,890
Nordson Corp. ................................................................ 63 14,175
Norfolk Southern Corp. ......................................................... 90 20,526
56,591
Information Technology – 12.3%
Absolute Software Corp. ........................................................ 1,165 13,992
MongoDB, Inc.* ............................................................... 72 13,178
Okta, Inc.* ................................................................... 166 9,316
Trimble, Inc.* ................................................................. 375 22,560
59,046
Materials – 9.2%
Labrador Iron Ore Royalty Corp. .................................................. 1,130 23,433
Sherwin-Williams Co. (The) ..................................................... 91 20,478
43,911
Real Estate – 19.0%
Crown Castle, Inc. ............................................................. 156 20,789
Digital Realty Trust, Inc. ........................................................ 146 14,636
Innovative Industrial Properties, Inc. ............................................... 148 15,999
National Storage Affiliates Trust .................................................. 476 20,306
Realty Income Corp. ........................................................... 311 19,366
91,096
Utilities – 4.3%
Chesapeake Utilities Corp. ...................................................... 164 20,398
Total Common Stocks (Cost $483,580) .......................................................... 471,730
Total Investments – 98.4%
(Cost $483,580) ............................................................................. $ 471,730
Other Assets in Excess of Liabilities – 1.6% ......................................................... 7,641
Net Assets – 100.0% .......................................................................... $ 479,371
* Non Income Producing

Emerge EMPWR Sustainable Select Growth Equity ETF
Schedule of Investments
(Continued)
October 31, 2022 (Unaudited)
2
Summary of Investment Type
Sector
% of Net
Assets
Real Estate ..................................................................................... 19.0%
Health Care ..................................................................................... 14.4%
Consumer Discretionary ........................................................................... 13.2%
Information Technology ............................................................................ 12.3%
Industrials ...................................................................................... 11.8%
Materials ....................................................................................... 9.2%
Financials ...................................................................................... 5.1%
Energy ......................................................................................... 4.6%
Consumer Staples ................................................................................ 4.5%
Utilities ......................................................................................... 4.3%
Total Investments ................................................................................ 98.4%
Other Assets in Excess of Liabilities .................................................................. 1.6%
Net Assets ..................................................................................... 100.0%